Financial Derivative Contracts and Hedge Accounting - Schedule of Nominal Values of the Hedged Item (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 2,061,015		$ 2,666,521
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,633,896		3,427,756
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,552,797		2,832,572
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value				125,747
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		81,099		469,437
Cash Flow Hedges [Member] | Loan [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,277,718		2,370,808
Cash Flow Hedges [Member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		43,000		48,000
Cash Flow Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value				411,341
Cash Flow Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value		27,866
Cash Flow Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		244,516		554,628
Cash Flow Hedges [Member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 40,796		$ 42,979
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,407,923		2,355,502
Cash Flow Hedges [Member] | 1 year [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,374,690		2,275,939
Cash Flow Hedges [Member] | 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value				47,155
Cash Flow Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		33,233		32,408
Cash Flow Hedges [Member] | 1 year [member] | Loan [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,103,296		1,804,079
Cash Flow Hedges [Member] | 1 year [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		23,000		5,000
Cash Flow Hedges [Member] | 1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value				27,408
Cash Flow Hedges [Member] | 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		240,831		476,036
Cash Flow Hedges [Member] | 1 year [member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 40,796		$ 42,979
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		225,973		609,729
Cash Flow Hedges [Member] | 1 - 3 years [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		178,107		556,633
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		47,866		53,096
Cash Flow Hedges [Member] | 1 - 3 years [member] | Loan [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		174,422		566,729
Cash Flow Hedges [Member] | 1 - 3 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		20,000		43,000
Cash Flow Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value		27,866
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 3,685
Cash Flow Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value				421,225
Cash Flow Hedges [Member] | 3 to 6 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value				78,592
Cash Flow Hedges [Member] | 3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value				342,633
Cash Flow Hedges [Member] | 3 to 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value				342,633
Cash Flow Hedges [Member] | 3 to 6 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value				78,592
Cash Flow Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value				41,300
Cash Flow Hedges [Member] | Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value				41,300
Cash Flow Hedges [Member] | Over 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value				$ 41,300